Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets
Other Intangible Assets subject to amortization include the following at December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
Software license fees	$52,683	41,804
Rights to use	48,283	55,407
Customer relationships	3,226	3,036
Right-of-way	783	783
	104,975	101,030
Less accumulated amortization	38,960	29,595
Net other intangible assets	$66,015	71,435

Schedule of Finite-Lived Intangible Assets
Changes in Goodwill and Other Intangible Assets are as follows (amounts in thousands):

	Goodwill	Other Intangible Assets
Balance at December 31, 2012	$77,294	16,560
Goodwill addition from AWN acquisition - Wireless Segment	140,080	—
Goodwill addition from Denali Media acquisitions - Wireline Segment	1,667	—
Asset additions	—	61,919
Less amortization expense	—	7,044
Balance at December 31, 2013	219,041	71,435
AWN purchase price adjustment - Wireless Segment	8,866	(7,298)
Goodwill addition from acquisitions - Wireline Segment	1,653	—
Asset additions	—	11,593
Less amortization expense	—	9,715
Balance at December 31, 2014	$229,560	66,015

Schedule of Amortization Expense
Amortization expense for amortizable intangible assets for the years ended December 31, 2014, 2013 and 2012 follow (amounts in thousands):

	Years Ended December 31,
	2014	2013	2012
Amortization expense	$9,715	7,044	5,227

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Amortization expense for amortizable intangible assets for each of the five succeeding fiscal years is estimated to be (amounts in thousands):

Years Ending December 31,
2015	$9,261
2016	$7,468
2017	$5,227
2018	$3,730
2019	$2,890